Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Intangible and Goodwill

Cost in €‘000	Brand name	Customer base	Licenses		Software	Internally- developed software	Goodwill	Total
Balance as of January 1, 2020	7,100	44,766	551,614		18,189	30,248	97,187	749,104
Additions	—	—	64,923		26	6,093	—	71,042
Disposals	(1)	—	(51,535	) 2)	(1,101)	—	—	(52,637)
Disposal due to reduction in service potential	—	—	(17,549)		—	—	—	(17,549)
Translation adjustments	(41)	(7)	(1,042)		(236)	(78)	(1,091)	(2,495)

Balance as of December 31, 2020	7,058	44,759	546,411		16,878	36,263	96,096	747,465
Additions	—	—	324,234		1,032	11,794	—	337,060
Additions through business combinations	1,767	22,134	5		60,918	—	151,225	236,049
Disposals	—	—	(172,042)		(6)	—	—	(172,048)
Disposal due to reduction in service potential	—	—	(9,132)		—	—	—	(9,132)
Translation adjustments	168	1,380	869		4,623	69	11,672	18,781

Balance as of December 31, 2021	8,993	68,273	690,345		83,445	48,126	258,993	1,158,175

Amortization and impairment in €‘000
Balance as of January 1, 2020	(5,847)	(19,646)	(280,966)		(12,122)	(9,726)	—	(328,307)
Additions	(204)	(3,528)	(87,248	) 1)	(1,724)	(3,758)	—	(96,462)
Impairment	—	—	(15,789)		—	—	(10,395)	(26,184)
Disposals	1	—	47,345	2)	1,101	—	—	48,447
Translation adjustments	41	6	522		135	—	406	1,110

Balance as of December 31, 2020	(6,009)	(23,168)	(336,136)		(12,610)	(13,484)	(9,989)	(401,396)
Additions	(396)	(5,012)	(100,601	) 1)	(6,048)	(6,991)	—	(119,048)
Impairment	—	—	—		—	—	—	—
Disposals	—	—	172,042		6	188	—	172,236
Translation adjustments	(37)	(26)	(441)		(169)	30	(852)	(1,495)

Balance as of December 31, 2021	(6,442)	(28,206)	(265,136)		(18,821)	(20,257)	(10,841)	(349,703)

Carrying amount
As of December 31, 2020	1,049	21,591	210,275		4,268	22,779	86,107	346,069

As of December 31, 2021	2,551	40,067	425,209		64,624	27,869	248,152	808,472

1)	Includes € 80,608 and € 94,312 of sport rights amortization for the years ended December 31, 2020 and 2021, respectively.
2)
Disposals in 2020 primarily relates to the disposal of fully amortized licenses (€
47,340
cost and accumulated amortization) and early termination of license contracts. The net difference between cost and accumulated amortization of €
4,190
was recognized as part of derecognition of the corresponding license payable in the consolidated statement of financial position.

Summary of Carrying Amount of Goodwill to the Respective CGUs and the Key Assumptions Used in Estimation of the Recoverable Amount
Allocation of the carrying amount of goodwill to the respective CGUs and the key assumptions used in estimation of the recoverable amount are as follows:

Goodwill per CGU in €‘000	RoW Betting	RoW Betting AV	RoW Other	United States	Optima
Goodwill as of January 1, 2020	15,528	44,001	12,772	10,935	13,952
Impairment	—	—	—	(10,395)	—
Reclassification	13,952	—	—	—	(13,952)
Foreign currency translation effect	(145)	—	—	(540)	—

Goodwill as of December 31, 2020	29,335	44,001	12,772	—	—
Acquisition	—	57,814	4,659	88,752	—
Foreign currency translation effect	117	4,481	72	6,148	—

Goodwill as of December 31, 2021	29,452	106,296	17,504	94,900	—

Key assumptions used
As of December 31, 2020:
Terminal value growth rate	2.0%	2.0%	2.0%	—
Budgeted EBITDA margin 1	45.1%	16.8%	21.3%	—
Discount rate —WACC (before taxes)	10.5%	10.4%	10.3%	—
As of December 31, 2021:
Terminal value growth rate	2.0%	2.0%	2.0%	2.0%
Budgeted EBITDA margin 1	39.8%	15.3%	22.10%	23.2%
Discount rate —WACC (before taxes)	8.6%	8.6%	11.2%	11.1%

1
The budgeted EBITDA margin for the RoW Betting CGUs represents an average margin, whereas the budgeted EBITDA margin for the RoW Other and United States CGUs represents the assumption for the last year of the budget period.